SCHEDULE OF SHORT TERM BORROWINGS (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Short-Term Debt [Line Items]
Short-term borrowings		$ 11,046,263	$ 5,636,831
Bank Of Nanjing [Member]
Short-Term Debt [Line Items]
Annual interest rate	[1]	3.00%
Maturity date	[1]	Aug. 05, 2026
Debt description	[1]	YLAN and Mr. Chuanbo Jiang
Short-term borrowings	[1]	$ 2,409,691
Bank Of Communications [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.80%
Maturity date		Apr. 15, 2027
Debt description		Mr. Chuanbo Jiang
Short-term borrowings		$ 1,473,818
Agricultural Bank Of China [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.70%
Maturity date		Jan. 22, 2027
Debt description		Mr. Chuanbo Jiang and Jiangsu Changzhou Hi-Tech Credit Financing Guarantee Co., Ltd.
Short-term borrowings		$ 1,473,818
Agricultural Bank Of China Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.75%
Maturity date		Nov. 06, 2026
Debt description		YLAN and Mr. Chuanbo Jiang
Short-term borrowings		$ 1,031,672
Bank Of Communications Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.70%
Maturity date		Jan. 29, 2027
Debt description		Mr. Chuanbo Jiang
Short-term borrowings		$ 884,291
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.00%
Maturity date		Dec. 02, 2026
Debt description		No guarantee
Short-term borrowings		$ 736,909
Bank Of China Limited [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.55%
Maturity date		May 28, 2027
Debt description		YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.
Short-term borrowings		$ 736,909
China Construction Bank [Member]
Short-Term Debt [Line Items]
Annual interest rate	[2]	3.95%
Maturity date	[2]	Jul. 29, 2026
Debt description	[2]	Intellectual property
Short-term borrowings	[2]	$ 729,540
Bank of Suzhou [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.00%
Maturity date		Mar. 23, 2027
Debt description	[1]	Zhongshan Co and Mr. Chuanbo Jiang
Short-term borrowings		$ 589,527
Bank Of Nanjing Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.30%
Maturity date		Sep. 11, 2026
Debt description		Jiangsu Science and Technology Financing Guarantee Co., Ltd. and Mr. Chuanbo Jiang
Short-term borrowings		$ 537,943
Agricultural Bank Of China Three [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.75%
Maturity date		Jan. 03, 2027
Debt description		YLAN and Mr. Chuanbo Jiang
Short-term borrowings		$ 442,145
Bank Of Nanjing Three [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.20%
Maturity date		Mar. 25, 2026
Debt description		Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			1,393,155
Bank of Communications Three [Member]
Short-Term Debt [Line Items]
Annual interest rate		2.90%
Maturity date		Mar. 23, 2026
Debt description		Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			837,568
Bank Of Communications Four [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.20%
Maturity date		Jun. 05, 2026
Debt description		YLAN & Mr. Chuanbo Jiang
Short-term borrowings			837,568
China Construction Bank Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.95%
Maturity date		Jul. 29, 2025
Debt description		Intellectual property
Short-term borrowings			697,973
Industrial And Commercial Bank Of China Two [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.10%
Maturity date		Dec. 10, 2025
Debt description	[1]	Changzhou Zhongshan Intelligent Equipment Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			697,973
Bank Of Nanjing Four [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.80%
Maturity date		Sep. 12, 2025
Debt description	[1]	Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			614,216
Bank Of Suzhou Two [Member]
Short-Term Debt [Line Items]
Debt description		Jiangsu Changzhou High-tech Credit Financing Guarantee Co., Ltd. & Mr. Chuanbo Jiang
Short-term borrowings			$ 558,378
Maturity date, end		May 08, 2026
Bank Of Suzhou Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.30%
Maturity date, start		Jan. 06, 2026
Bank Of Suzhou Two [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate		3.70%

[1]	On November 10, 2025, The Company has entered into a non-recourse supplier finance obligations agreement with the Bank of Nanjing Co., Ltd Changzhou Branch (the “BON Changzhou”), pursuant to which BON Changzhou granted the Company a total credit line of RMB16.4 million (approximately $2.4 million), maturing on
[2]	The principal of the borrowing is RMB4,950,000 (approximately $729,540). The Company has pledged its intellectual property, with original valued at RMB510,000 (approximately $75,165), as collateral for the borrowing from July 30, 2024 to July 30, 2027. Subsequently in July 2026, the Company repaid this loan.